Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Segment Information
NOTE 13 – SEGMENT INFORMATION
Research and development activities are conducted through the Company’s wholly owned subsidiary, EYME Technologies, Ltd., in Israel. Geographic long-lived asset information presented below is based on the physical location of the assets at the end of year. All of the Company’s revenues are derived from customers located in the United States.
Long-lived assets including goodwill, intangible assets, capitalized software, property
and equipment and operating lease
right-of-use,
by geographic region, are as follows at:

	June 30, 2023	December 31, 2022
United States	$16,332,726	$17,993,006
Israel	2,312,934	4,103,931

Total long-lived assets	$18,645,660	$22,096,937

NOTE 12 – SEGMENT INFORMATION
Research and development activities are conducted through EYME in Israel. Geographic long-lived asset information presented below is based on the physical location of the assets at the end of year. All of the Company’s revenues are derived from customers located in the United States.
Long-lived assets including goodwill, intangible assets, capitalized software, property and equipment and operating lease right-of-use,
by geographic region, are as follows at:

	December 31, 2022	December 31, 2021
United States	$17,993,006	$14,369,511
Israel	4,103,931	2,759,512

Total long-lived assets	$22,096,937	$17,129,023